UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Nominingue Asset Management, LLC

Address:  712 Fifth Avenue
          New York, New York 10019

13F File Number: 028-10497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amrita Ajoomal
Title:  Secretary
Phone:  (646) 483-0473

Signature, Place and Date of Signing:

 Amrita Ajoomal                New York, New York           November 15, 2004
-----------------------     --------------------------     ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       75

Form 13F Information Table Value Total: $3,284,310
                                        (thousands)

List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number               Name

               28-
----           -------------------                ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

                                                  NOMININGUE ASSET MANAGEMENT, LLC
                                                            SEC Form 13-F
                                                              09/30/04
                                                      Item #4
                                                       Market         Item #5              Item #6          Item       Item #8
           Item #1             Item #2    Item #3      Value               Sh/      Investment Descretion    #7    Voting Authority
       Name of Issuer           Title      CUSIP     (x$1,000)   Quantity  Prn      Sole    Shared   Other  Mgrs  Sole     Shrd  Oth
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS CORP-CL A   common    026375105      42897    1707700   sh     1707700     n/a     n/a   n/a   1707700   n/a  n/a
APOLLO GROUP INC-CL A          common    037604105      57346     781604   sh      781604     n/a     n/a   n/a    781604   n/a  n/a
APPLE COMPUTER INC             common    037833100     136600    3525160   sh     3525160     n/a     n/a   n/a   3525160   n/a  n/a
APPLE COMPUTER INC             common    037833900     281461    7263500   Call   7263500     n/a     n/a   n/a   7263500   n/a  n/a
ASPEN INSURANCE HOLDINGS LTD   common    G05384105      22021     957000   sh      957000     n/a     n/a   n/a    957000   n/a  n/a
BANK OF AMERICA CORP           common    060505104      61220    1412872   sh     1412872     n/a     n/a   n/a   1412872   n/a  n/a
BEAR STEARNS COMPANIES INC     common    073902108      21840     227100   sh      227100     n/a     n/a   n/a    227100   n/a  n/a
BORDERS GROUP INC              common    099709107      32619    1315300   sh     1315300     n/a     n/a   n/a   1315300   n/a  n/a
BOWNE & CO INC                 common    103043105       1533     118000   sh      118000     n/a     n/a   n/a    118000   n/a  n/a
CAPITAL ONE FINANCIAL CORP     common    14040H105      52728     713500   sh      713500     n/a     n/a   n/a    713500   n/a  n/a
CARNIVAL CORP                  common    143658300      66386    1403800   sh     1403800     n/a     n/a   n/a   1403800   n/a  n/a
CEC ENTERTAINMENT INC          common    125137109      70317    1913399   sh     1913399     n/a     n/a   n/a   1913399   n/a  n/a
CNS INC                        common    126136100       1224     111300   sh      111300     n/a     n/a   n/a    111300   n/a  n/a
COLUMBIA SPORTSWEAR CO         common    198516106       7928     145468   sh      145468     n/a     n/a   n/a    145468   n/a  n/a
COMMERCE BANCORP INC/NJ        common    200519106       9384     170000   sh      170000     n/a     n/a   n/a    170000   n/a  n/a
CORINTHIAN COLLEGES INC        common    218868107      44955    3334926   sh     3334926     n/a     n/a   n/a   3334926   n/a  n/a
COUNTRYWIDE FINANCIAL CORP     common    222372104      62701    1591798   sh     1591798     n/a     n/a   n/a   1591798   n/a  n/a
DELTA FINANCIAL CORP           common    247918105       4126     470500   sh      470500     n/a     n/a   n/a    470500   n/a  n/a
DIRECTV GROUP INC/THE          common    25459L106      49129    2793000   sh     2793000     n/a     n/a   n/a   2793000   n/a  n/a
DR HORTON INC                  common    23331A109      26140     789500   sh      789500     n/a     n/a   n/a    789500   n/a  n/a
EBAY INC                       common    278642103      93108    1012700   sh     1012700     n/a     n/a   n/a   1012700   n/a  n/a
EVEREST RE GROUP LTD           common    G3223R108      37343     502400   sh      502400     n/a     n/a   n/a    502400   n/a  n/a
FANNIE MAE                     common    313586909     104610    1650000   Call   1650000     n/a     n/a   n/a   1650000   n/a  n/a
FREDDIE MAC                    common    313400301      45277     694000   sh      694000     n/a     n/a   n/a    694000   n/a  n/a
FREDDIE MAC                    common    313400901     107646    1650000   Call   1650000     n/a     n/a   n/a   1650000   n/a  n/a
FRONTLINE LTD                  common    G3682E127      12557     266100   sh      266100     n/a     n/a   n/a    266100   n/a  n/a
GENERAL MARITIME CORP          common    Y2692M103       6388     183400   sh      183400     n/a     n/a   n/a    183400   n/a  n/a
GOOGLE INC-CL A                common    38259P508      24514     189153   sh      189153     n/a     n/a   n/a    189153   n/a  n/a
HOME DEPOT INC                 common    437076102      64049    1633900   sh     1633900     n/a     n/a   n/a   1633900   n/a  n/a
HOT TOPIC INC                  common    441339108       5349     313900   sh      313900     n/a     n/a   n/a    313900   n/a  n/a
IAC/INTERACTIVECORP            common    44919P102      23302    1058200   sh     1058200     n/a     n/a   n/a   1058200   n/a  n/a
IAC/INTERACTIVECORP            common    44919P902      27195    1235000   Call   1235000     n/a     n/a   n/a   1235000   n/a  n/a
IMPAC MORTGAGE HOLDINGS INC    common    45254P102       7404     281525   sh      281525     n/a     n/a   n/a    281525   n/a  n/a
INTERFACE INC-CL A             common    458665106      12482    1556370   sh     1556370     n/a     n/a   n/a   1556370   n/a  n/a
ITT EDUCATIONAL SERVICES INC   common    45068B909      46757    1297000   Call   1297000     n/a     n/a   n/a   1297000   n/a  n/a
KOHLS CORP                     common    500255104     106861    2217500   sh     2217500     n/a     n/a   n/a   2217500   n/a  n/a
KOHLS CORP                     common    500255904     138787    2880000   Call   2880000     n/a     n/a   n/a   2880000   n/a  n/a
K-SWISS INC  -CL A             common    482686102      27400    1423400   sh     1423400     n/a     n/a   n/a   1423400   n/a  n/a
LABRANCHE & CO INC             common    505447102       6414     759000   sh      759000     n/a     n/a   n/a    759000   n/a  n/a
LEHMAN BROTHERS HOLDINGS INC   common    524908100      22553     282900   sh      282900     n/a     n/a   n/a    282900   n/a  n/a
LIBERTY MEDIA CORP-A           common    530718105      29639    3399000   sh     3399000     n/a     n/a   n/a   3399000   n/a  n/a
LIBERTY MEDIA INTL INC-A       common    530719103       6804     203939   sh      203939     n/a     n/a   n/a    203939   n/a  n/a
LOWE'S COS INC                 common    548661107      45529     837700   sh      837700     n/a     n/a   n/a    837700   n/a  n/a
LUMINENT MORTGAGE CAPITAL IN   common    550278303       8737     689000   sh      689000     n/a     n/a   n/a    689000   n/a  n/a
MCI INC                        common    552691107      11228     670300   sh      670300     n/a     n/a   n/a    670300   n/a  n/a
MOHAWK INDUSTRIES INC          common    608190104      60518     762290   sh      762290     n/a     n/a   n/a    762290   n/a  n/a
NEOFORMA INC                   common    640475505       1473     158200   sh      158200     n/a     n/a   n/a    158200   n/a  n/a
NII HOLDINGS INC               common    62913F201      12201     296063   sh      296063     n/a     n/a   n/a    296063   n/a  n/a
NORDSTROM INC                  common    655664100      24275     634800   sh      634800     n/a     n/a   n/a    634800   n/a  n/a
NOVASTAR FINANCIAL INC         common    669947400       2912      66800   sh       66800     n/a     n/a   n/a     66800   n/a  n/a
NS GROUP INC                   common    628916108       6353     343400   sh      343400     n/a     n/a   n/a    343400   n/a  n/a
NTL INC                        common    62940M104      68525    1104000   sh     1104000     n/a     n/a   n/a   1104000   n/a  n/a
OMI CORP - NEW                 common    Y6476W104      17084    1066400   sh     1066400     n/a     n/a   n/a   1066400   n/a  n/a
PETCO ANIMAL SUPPLIES INC      common    716016209      30928     946974   sh      946974     n/a     n/a   n/a    946974   n/a  n/a
PETSMART INC                   common    716768106      91115    3209408   sh     3209408     n/a     n/a   n/a   3209408   n/a  n/a
PLAINS EXPLORATION & PRODUCT   common    726505100      12251     513437   sh      513437     n/a     n/a   n/a    513437   n/a  n/a
REDWOOD TRUST INC              common    758075402      31152     499070   sh      499070     n/a     n/a   n/a    499070   n/a  n/a
REGAL ENTERTAINMENT GROUP-A    common    758766109      15912     833098   sh      833098     n/a     n/a   n/a    833098   n/a  n/a
ROSS STORES INC                common    778296103      20276     865000   sh      865000     n/a     n/a   n/a    865000   n/a  n/a
SEARS ROEBUCK & CO             common    812387108       4866     122100   sh      122100     n/a     n/a   n/a    122100   n/a  n/a
SEARS ROEBUCK & CO             common    812387958      65753    1650000   Put    1650000     n/a     n/a   n/a   1650000   n/a  n/a
SELECT COMFORT CORPORATION     common    81616X103      24867    1366293   sh     1366293     n/a     n/a   n/a   1366293   n/a  n/a
SMITHFIELD FOODS INC           common    832248108       5585     223400   sh      223400     n/a     n/a   n/a    223400   n/a  n/a
STAPLES INC                    common    855030102      20309     681060   sh      681060     n/a     n/a   n/a    681060   n/a  n/a
STRAYER EDUCATION INC          common    863236105      24752     215217   sh      215217     n/a     n/a   n/a    215217   n/a  n/a
TEEKAY SHIPPING CORP           common    Y8564W103      14582     338400   sh      338400     n/a     n/a   n/a    338400   n/a  n/a
TOP TANKERS INC                common    Y8897Y107       6602     412900   sh      412900     n/a     n/a   n/a    412900   n/a  n/a
TWEETER HOME ENTERTAINMT GRP   common    901167106       3682     651695   sh      651695     n/a     n/a   n/a    651695   n/a  n/a
TYCO INTERNATIONAL LTD         common    902124106       9627     314000   sh      314000     n/a     n/a   n/a    314000   n/a  n/a
VAN DER MOOLEN HOLDING-ADR     common    921020103       2691     407700   sh      407700     n/a     n/a   n/a    407700   n/a  n/a
WAL-MART STORES INC            common    931142103     113228    2128340   sh     2128340     n/a     n/a   n/a   2128340   n/a  n/a
WELLS FARGO & COMPANY          common    949746101      64961    1089400   sh     1089400     n/a     n/a   n/a   1089400   n/a  n/a
WILLIAMS-SONOMA INC            common    969904101      45048    1199675   sh     1199675     n/a     n/a   n/a   1199675   n/a  n/a
YAHOO! INC                     common    984332106     105820    3120612   sh     3120612     n/a     n/a   n/a   3120612   n/a  n/a
YAHOO! INC                     common    984332906     302477    8920000   Call   8920000     n/a     n/a   n/a   8920000   n/a  n/a

03338.0003 #525045